REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE NONCONTROLLING INTEREST
Schedule of reconciliation of redeemable noncontrolling interest

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	349,046,548	349,046,548	54,773,020
Net loss attributable to redeemable noncontrolling interest	(1,190,122)	—	—
Change in redeemable noncontrolling interest	1,190,122	(349,046,548)	(54,773,020)
Redeemable noncontrolling interest ending balance	349,046,548	—	—